Note 11 - Stock options and stock awards - Schedule of outstanding options (Details) (USD $)	Jul. 31, 2012
2007 Option Plan
Exercise Price	$ 40
Number Outstanding	15,650
Weighed average remaining contractual life	0.81
Number Exercisable	15,650
2009 Option Plan
Exercise Price	$ 40
Number Outstanding	4,500
Weighed average remaining contractual life	$ 1.81
Number Exercisable	4,500
Number Outstanding	20,150
Weighed average remaining contractual life	1.04
Number Exercisable	20,150